Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income		$ 236.6	$ 4,679.5	$ 1,316.1
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	[1]	154.7	(83.3)	(112.1)
Net realized capital losses on funds withheld assets	[1]	(161.8)	(749.4)
Change in fair value of funds withheld embedded derivative		1,326.7	(3,652.8)	(0.0)
Depreciation and amortization expense		151.2	175.1	149.5
Amortization of deferred acquisition costs and contract costs		396.3	393.3	379.5
Additions to deferred acquisition costs and contract costs		(384.9)	(393.2)	(471.9)
Amortization of reinsurance loss		20.4	19.3	23.0
Market risk benefit remeasurement (gain) loss		33.7	131.2	114.1
Stock-based compensation		25.1	22.1	25.2
Income from equity method investments, net of dividends received		(27.5)	(42.9)	(54.2)
Changes in:
Accrued investment income		(45.5)	(50.1)	9.3
Net cash flows for trading securities and equity securities with operating intent		(60.0)	(389.0)	(7.9)
Premiums due and other receivables		(205.8)	(3,259.3)	7.3
Contractholder and policyholder liabilities and dividends		3,513.3	2,071.0	1,798.1
Current and deferred income taxes (benefits)		(191.2)	893.6	125.1
Real estate acquired through operating activities		(130.8)	(164.4)	(73.7)
Real estate sold through operating activities		164.8		1.4
Funds withheld, net of reinsurance recoverable and deposit receivable		(338.3)	2,904.5	(130.4)
Other assets and liabilities		176.1	417.2	18.2
Other		255.9	548.4	428.2
Net adjustments		4,672.4	(1,208.7)	2,228.7
Net cash provided by operating activities		4,909.0	3,470.8	3,544.8
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold: Purchases		(10,704.4)	(18,288.2)	(15,068.4)
Fixed maturities available-for-sale and equity securities with intent to hold: Sales		4,871.3	12,685.1	1,701.7
Fixed maturities available-for-sale and equity securities with intent to hold: Maturities		4,957.2	6,566.9	10,475.1
Mortgage loans acquired or originated		(1,998.7)	(3,633.2)	(5,016.8)
Mortgage loans sold or repaid		2,011.4	2,513.2	2,626.6
Real estate acquired		(187.5)	(245.2)	(281.4)
Real estate sold		130.8	373.9	133.7
Net purchases of property and equipment		(41.1)	(68.4)	(91.9)
Net change in other investments		(781.8)	(218.1)	(149.4)
Net cash used in investing activities		(1,742.8)	(314.0)	(5,670.8)
Financing activities
Payments for financing element derivatives		(42.1)	(50.6)	(39.9)
Purchase of subsidiary shares from noncontrolling interest			(6.7)	(16.6)
Dividends paid to parent		(1,200.0)	(1,425.0)	(1,250.0)
Distributions to parent		(39.0)	(30.3)	(16.3)
Issuance of long-term debt			15.4
Principal repayments of long-term debt		(64.0)	(2.1)	(1.8)
Investment contract deposits		8,152.2	6,881.3	8,868.3
Investment contract withdrawals		(9,326.3)	(7,524.6)	(8,760.5)
Net increase (decrease) in banking operation deposits		(338.6)	1,086.3	2,922.9
Other		0.3	0.2
Net cash used in financing activities		(2,857.5)	(1,056.1)	1,706.1
Net increase (decrease) in cash and cash equivalents		308.7	2,100.7	(419.9)
Cash and cash equivalents at beginning of period		3,329.3	1,228.6	1,648.5
Cash and cash equivalents at end of period		3,638.0	3,329.3	1,228.6
Supplemental information:
Cash paid for interest		1.3	2.6	2.2
Cash paid for income taxes		63.4	43.5	46.3
Asset changes resulting from deconsolidation of residential whole loan securitizations:
Decrease in mortgage loans		(389.7)	(220.7)
Increase in fixed maturities, available-for-sale		286.2	167.6
Increase in fixed maturities, trading		$ 10.8
Assets transferred in kind for settlement to reinsurer			$ (428.5)
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan				548.1
Increases in other investments re-designated from funded status of OPEB plan				117.5
Decrease in tax receivable re-designated from funded status of OPEB plan				(9.1)
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying excess assets out of funded status of OPEB plan				9.1
Decrease in other assets due to reclassifying excess assets out of funded status of OPEB plan				(665.6)
Assets received in kind from pension risk transfer transactions				$ 109.5

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.